INVESTMENTS IN EQUITY METHOD INVESTEE (Tables)	12 Months Ended
Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments

The following table provides a reconciliation of the investments in equity method investees in the Group’s consolidated balance sheets as of March 31, 2017 and 2018 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2017	2018
	$	$

The Group’s proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheets	—	—